united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 Laurel, MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 1/31

Date of reporting period: 10/31/18

Item 1. Schedule of Investments.

Arrow QVM Equity Factor ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2018
Shares		Value
	COMMON STOCKS - 99.4%
	AEROSPACE & DEFENSE - 2.0%
230	Boeing Co.	$81,618

	APPAREL & TEXTILE PRODUCTS - 1.9%
811	Carter's, Inc.	77,840

	ASSET MANAGEMENT - 6.0%
2,789	AllianceBernstein Holding LP	80,630
635	Ameriprise Financial, Inc.	80,797
835	T Rowe Price Group, Inc.	80,987
		242,414
	AUTOMOTIVE - 8.0%
3,845	Gentex Corp.	80,937
617	Lear Corp.	81,999
1,643	Magna International, Inc.	80,901
691	Toyota Motor Corp.	80,882
		324,719
	BANKING - 8.0%
1,064	Bank of Montreal	79,523
1,505	Bank of Nova Scotia	80,834
1,105	Royal Bank of Canada	80,488
1,447	Toronto-Dominion Bank	80,251
		321,096
	BIOTECHNOLOGY & PHARMACEUTICALS - 1.9%
985	AbbVie, Inc.	76,682

	CHEMICALS - 4.0%
905	LyondellBasell Industries NV	80,789
1,245	Methanex Corp.	80,589
		161,378
	DISTRIBUTORS - DISCRETIONARY - 2.0%
1,420	KAR Auction Services, Inc.	80,855

	GAMING, LODGING & RESTAURANTS - 5.9%
1,765	Brinker International, Inc.	76,513
1,856	Sonic Corp.	80,328
2,309	Wyndham Worldwide Corp.	82,847
		239,688
	HARDWARE - 4.1%
377	Apple, Inc.	82,510
2,068	Seagate Technology PLC	83,196
		165,706
	INDUSTRIAL SERVICES - 2.0%
284	WW Grainger, Inc.	80,647

	INSTITUTIONAL FINANCIAL SERVICES - 2.0%
980	Evercore, Inc.	80,056
Arrow QVM Equity Factor ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2018
Shares		Value
	INSURANCE - 1.9%
1,854	Universal Insurance Holdings, Inc.	$77,831

	IRON & STEEL - 2.0%
2,904	Mesabi Trust **	78,844

	MEDIA - 2.0%
1,074	Omnicom Group, Inc.	79,820

	OIL, GAS, & COAL - 8.1%
8,166	Advanced Emissions Solutions, Inc.	80,843
1,898	CVR Energy, Inc.	81,614
1,168	Marathon Petroleum Corp.	82,286
892	Valero Energy Corp.	81,252
		325,995
	RETAIL - CONSUMER STAPLES - 5.9%
715	Dollar General Corp.	79,637
2,670	The Kroger Co.	79,459
937	Target Corp.	78,361
		237,457
	RETAIL - DISCRETIONARY - 21.5%
514	Children's Place, Inc.	76,792
2,821	Gap, Inc.	77,013
456	Home Depot, Inc.	80,201
1,025	Kohl's Corp.	77,623
848	Lowe's, Inc.	80,747
2,250	Macy's, Inc.	77,152
1,778	Penske Automotive Group, Inc.	78,908
805	Ross Stores, Inc.	79,695
729	The TJX Cos, Inc.	80,103
860	Tractor Supply Co.	79,025
1,343	Williams-Sonoma, Inc.	79,747
		867,006
	SEMICONDUCTOR - 6.0%
2,479	Applied Materials, Inc.	81,510
1,682	Intel Corp.	78,852
864	Texas Instruments Inc.	80,205
		240,567
	SPECIALTY FINANCE - 2.0%
1,162	Discover Financial Services	80,956
Arrow QVM Equity Factor ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2018
Shares		Value
	TECHNOLOGY SERVICES - 2.2%
1,001	CDW Corp.	$90,100

	TOTAL COMMON STOCKS (Cost - $4,029,527)	4,011,275

	TOTAL INVESTMENTS - 99.4% (Cost $4,029,527)	$4,011,275
	OTHER ASSETS LESS LIABILITIES - 0.6%	26,170
	NET ASSETS - 100.0%	$4,037,445

** Royalty Trust.
ADR - American Depositary Receipt
LP - Limited Partnership
NV - Naamloze Vennootschap
PLC - Public Limited Company

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of October 31, 2018 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$4,011,275	$-	$-	$4,011,275
Total	$4,011,275	$-	$-	$4,011,275

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 2 or Level 3 securities during the period.
* See Portfolio of Investments for Industry classification.
Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$4,054,650	$270,712	$(314,087)	$(43,375)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

*/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 12/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 12/27/2018

By (Signature and Title)

*/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 12/27/2018